Warrant Liabilities (Details) - Schedule of warrant liability - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Warrant Liability Abstract
Public warrants	$ 9,200		$ 16,000
Private warrants	1,716	[1]	7,112	[1]
Warrant liability	$ 10,916		$ 23,112

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.